Debt instruments	12 Months Ended
Dec. 31, 2022
Bank borrowings
Debt instruments

18.  Debt instruments

Debt instruments comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Notes carried at amortised cost (financial liability)
Secured Super Senior Notes	—	60,000
Secured Reinstated Senior Notes	349,704	351,003
Unsecured Stub Notes	—	4,942
Unamortised issuance costs	—	(6,064)
Accrued coupon interest	13,569	30,416

Notes carried at amortised cost (financial asset)
Secured Reinstated Senior Notes	19,048	—
Accrued coupon interest	783	—

Total net debt instruments	343,442	440,297

Amount due for settlement within 12 months	12,787	35,359
Amount due for settlement after 12 months	330,655	404,938
Total	343,442	440,297

On February 15, 2017, Ferroglobe and Globe (together, the “Issuers”) co-issued $350,000 thousand aggregate principal amount of 9.375% senior unsecured notes due March 1, 2022 (the “Notes”). The proceeds were used primarily to repay existing indebtedness, including borrowings, certain credit facilities and other loans. Interest on the Notes is payable semi-annually on March 1 and September 1 of each year, commencing on September 1, 2017.

On March 27, 2021, Ferroglobe and Globe and certain other members of our group entered into the Lock-Up Agreement with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to implement a debt restructuring plan.

On July 30,2021 the company announced the occurrence of the “Transaction Effective Date” under the lock-up agreement dated March 27, 2021 (the “Lock-Up Agreement”) between the Parent and the financial stakeholders. The Transaction Effective Date marks the completion of the financing process.

As part of the transaction:

●	The Company completed the exchange of 98.588% of the 9⅜% Senior Notes due 2022 (the “Stub Notes”) issued by the Ferroglobe and Globe for a total consideration per $1,000 principal amount of Old Notes comprising (i) $1,000 aggregate principal amount of new 9⅜% senior secured notes due 2025 issued by Ferroglobe Finance Company, PLC and Globe (“the Issuers”) (the “Reinstated Senior Notes”) plus (ii) a fee amounting to $51,611 thousand. Notes not exchanged (the “Stub Notes”) were repaid on March 1, 2022.
●	Ferroglobe Finance Company, PLC (a new, subsidiary of the Company) issued $60 million in aggregate proceeds of new 9% senior secured notes due 2025 (the “Super Senior Notes”).

At the completion of the comprehensive refinancing, we recognized a charge of $90.8 million. This related to all the advisory fees and expenses, including equity granted to the noteholders, incurred during the refinancing of the prior 9.375% Senior Notes due 2022, which were deemed to be extinguished at closing and replaced with new 9.375% million Senior Notes due 2025.

For accounting purposes the refinancing of the Senior Notes was considered a debt extinguishment. As a consequence:

(i) We recognized a finance expense amounting to $31.7 million related to the advisory fees incurred in the exchange of the notes,

(ii) Similarly to the transaction fees, the shares issued to the bondholders and the work fee were recognized as a one-off expense, amounting $51.6 million at market value.

(iii) In the case of an extinguishment, any outstanding upfront fees that had been capitalized at the issuance of the original notes needs to be recycled through profit and loss, this amounted $1 million. Additionally, as a result of the refinancing, the gross carrying amount of the amortized cost of the Reinstated Notes was adjusted to reflect actual and revised estimated contractual cash flows. The gross carrying amount of the Reinstated Notes was recalculated as the present value of the estimated future contractual cash flows that are discounted at the effective interest rate of 9.096%. The adjustment amounted to $6,462 and it was recognized as an expense in the income statement. After the exchange the Senior notes were accounted under the amortized cost method.

On June, 2022 Globe repurchased $19.05 million of the Reinstated Senior Notes and the corresponding accrued interest coupon amounting to $641 thousand as of the purchase date. The fair value of the Notes at the purchase date was $19.12 million and the purchase price was $1.01 per bond. Since the Company has a legally enforceable right to offset the financial liability and the financial asset, and has the intention to settle these financial instruments on a net basis, the Company has elected to offset these financial instruments and presents the net amount on the balance sheet.

On July 21, 2022, the Super Senior Notes maturing on June 30, 2025 were redeemed at 100% of the principal amount thereof plus accrued interest. The remaining unamortised issuance cost amounting to $6 million have been recognized as a finance expense.

The fair value of the Reinstated Senior Notes maturing on December 31, 2025, determined by reference to the closing market price on the last trading day of the year (Level 1), was $349,609 thousand.

Super Senior Notes

On May 17, 2021, Ferroglobe Finance Company, PLC (a new, subsidiary of the Company, “The UK issuer”) issued a tranche of the Super Senior Notes, comprising an initial $40 million of an aggregate of $60 million 9.0% senior secured notes due 2025. Additional Super Senior Notes were issued on July 29, 2021 such that a total of $60 million in aggregate principal amount was outstanding on such date.

The Super Senior Notes are governed by an indenture (the “Super Senior Notes Indenture”) entered into by, among others, the UK Issuer, GLAS Trustees Limited, as trustee, Global Loan Agency Services Limited, as paying agent, GLAS Trust Corporation Limited, as security agent, and the guarantors named therein (the “Super Senior Notes Guarantors”). The Super Senior Notes mature on June 30, 2025 and are secured by certain share pledges, bank account pledges, intercompany receivables pledges, inventory pledges and security over certain mine concessions, real property, leases and other assets.

The Super Senior Notes, and the guarantees thereof, are general secured, senior obligations of the UK Issuer and the Super Senior Notes Guarantors, as applicable, and rank senior in right of payment to any and all of the existing and future indebtedness of the UK Issuer and the Super Senior Notes Guarantors, as applicable, that is expressly subordinated in right of payment to the Super Senior Notes and such guarantees, as applicable.

The Super Senior Notes Indenture require us to offer to repurchase all or any part of each holder’s Super Senior Notes upon the occurrence of a change of control, as defined in the Super Senior Notes Indenture, at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest thereon, to the date of purchase.

The Super Senior Notes Indenture restricts, among other things, the ability of Ferroglobe and its restricted subsidiaries to:

o	borrow or guarantee additional indebtedness;
o	pay dividends, repurchase shares and make distributions of certain other payments;
o	make certain investments;
o	create certain liens;
o	merge or consolidate with other entities;
o	enter into certain transactions with affiliates;
o	sell, lease or transfer certain assets, including shares of any restricted subsidiary of Ferroglobe; and
o	guarantee certain types of other indebtedness of Ferroglobe and its restricted subsidiaries without also guaranteeing the Super Senior Notes.

On July 21, 2022, the Super Senior Notes maturing on June 30, 2025 were redeemed at 100% of the principal amount thereof plus accrued interest.

Reinstated Senior Notes

Pursuant to the Exchange Offer, Ferroglobe PLC, the UK Issuer and Globe offered to eligible holders of the Old Notes the opportunity to exchange any and all of the Old Notes for new 9⅜% senior secured notes due 2025 issued by the UK Issuer and Globe.

The Reinstated Notes are governed by an indenture (the “Reinstated Notes Indenture”) entered into by, among others, Ferroglobe Finance Company PLC and Globe, as issuers, GLAS Trustees Limited, as trustee, Global Loan Agency Services Limited, as paying agent, GLAS Trust Corporation Limited, as security agent, and the guarantors named therein. The Reinstated Notes are guaranteed on a senior basis by Ferroglobe and each subsidiary of Ferroglobe that guarantees the UK Issuer’s obligations under the Super Senior Notes (other than Globe) (the “Reinstated Notes Guarantors”). The Reinstated Notes mature on December 31, 2025 and are secured by the same collateral that secures the Super Senior Notes.

The Reinstated Notes, and the guarantees thereof, are general secured, senior obligations of Ferroglobe Finance Company PLC and Globe and the Reinstated Notes Guarantors, as applicable, and will rank senior in right of payment to any and all of the existing and future indebtedness of Ferroglobe, Globe and the Reinstated Notes Guarantors, as applicable, that is expressly subordinated in right of payment to the Reinstated Notes and such guarantees, as applicable.

The Reinstated Notes Indenture require us to offer to repurchase all or any part of each holder’s Reinstated Notes upon the occurrence of a change of control, as defined in the Reinstated Notes Indenture, at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest thereon, to the date of purchase.

The Reinstated Notes Indenture restricts, among other things, the ability of Ferroglobe and its restricted subsidiaries to:

o	borrow or guarantee additional indebtedness;
o	pay dividends, repurchase shares and make distributions of certain other payments;
o	make certain investments;
o	create certain liens;
o	merge or consolidate with other entities;
o	enter into certain transactions with affiliates;
o	sell, lease or transfer certain assets, including shares of any restricted subsidiary of Ferroglobe; and
o	guarantee certain types of other indebtedness of Ferroglobe and its restricted subsidiaries without also guaranteeing the Reinstated Notes.

Compared to the Old Notes Indenture (prior to certain amendments on July 29, 2021) the Reinstated Notes Indenture have generally more stringent restrictive covenants. Some of these differences include, among others, the following:

o	the elimination of baskets or a reduction of basket sizes in the debt covenant, restricted payment covenant, permitted investments,
o	permitted liens and asset disposition;
o	the addition of a net leverage test in the debt covenant and reduced flexibility in financial calculations;
o	requirement to apply certain excess proceeds to repay debt in accordance with the applicable intercreditor agreement;
o	lower event of default thresholds; and
o	a 90% guarantor coverage test.

Stub Notes

The Stub Notes are senior unsecured obligations of the Issuers and are guaranteed on a senior basis by certain subsidiaries of Ferroglobe. The Notes are listed on the Irish Stock Exchange. As of December 31, 2021 $4.9 million in aggregate principal amount of the Old Notes was outstanding. This balance was settled on March 1, 2022.

The Old Notes are governed by the Old Notes Indenture entered into by, among others, Ferroglobe and Globe, as issuers, Wilmington Trust, National Association, as trustee, registrar and paying agent, and the guarantors named therein (the “Old Notes Guarantors”).

The Old Notes and the guarantees thereof are general unsecured, senior obligations of Ferroglobe and Globe and the Old Notes Guarantors, as applicable, and rank senior in right of payment to any and all of the existing and future indebtedness of Ferroglobe, Globe and the Old Notes Guarantors, as applicable, that is expressly subordinated in right of payment to the Old Notes and such guarantees, as applicable.

Ferroglobe and Globe may redeem all or, from time to time, part of the Old Notes at a redemption price of 100% of the principal amount of the Old Notes being redeemed plus accrued and unpaid interest and additional amounts, if any, to, but not including, the applicable redemption date.